Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Short-term investments	$ 7,854,809		$ 7,787,897
Gross unrealized gains	28,239		43,883
Provisions for doubtful accounts of other receivables	1,712,524		29,380	$ 8,601
Impairment charge on goodwill
Impairment of long-lived assets other than goodwill
Deferred offering costs	100,000		100,000
Impairment for right-of-use lease assets
Cash and cash equivalents pledged as collateral	$ 8,376,345		$ 6,809,224
Effective annual interest rate	2.00%		2.90%
Contract assets
Deferred contract costs	10,023,720		2,611,048
Deferred contract cost charged to cost of revenue	2,611,048		79,736
Impairment allowance on deferred contract costs
Advance from customers			3,292,117	5,557,572	$ 3,722,717
Deferred revenue			269,787	121,388	612,467
Number of revenue streams | item	3	3
Percentage of tax benefit	50.00%	50.00%
Total advertising expenses	$ 697,827		1,989,407	405,126
Government grant income	191,163		541,136	745,296
Government grant deferred and included in liabilities
Number of Operating Segments	1	1
Number of Reportable Segments	1	1
Cash and cash equivalents deposited in financial institutions in the PRC | $	$ 24,979,447		$ 57,160,241	$ 1,015,629	$ 4,077,564
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment, net	3 years	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of property and equipment, net	5 years	5 years
Beijing Deran Technology Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests	49.00%
Henan Baijia Cloud Information Technology Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minority shareholder's equity interests			49.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	3	3	3
Customer One [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk	12.00%	12.00%	25.00%
Customer Two [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk	12.00%	12.00%	15.00%
Customer Three [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk	11.00%	11.00%	12.00%
Real-Time Engagement Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of performance obligations | item	2	2
License [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Technical support service period	12 months	12 months
AI Solution Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Standard warranty period	12 months	12 months
Privately Held Entity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of equity interest acquired	4.95%
Cash consideration	$ 1,494,994	¥ 9,900,000